Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			$ 88,491,069	$ 62,723,139
Impairment			(24,362,959)	(30,530,679)
Reversal of impairment/ (Impairment), net	$ 47,787,490	$ (14,437,323)	64,128,110	32,192,460
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			29,559,911	54,790,402
Impairment			(8,012,437)	(26,598,174)
Reversal of impairment/ (Impairment), net			21,547,474	28,192,228
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			57,173,930	7,822,877
Impairment			(16,350,522)	(3,932,505)
Reversal of impairment/ (Impairment), net			40,823,408	3,890,372
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			1,474,790	109,860
Impairment			0	0
Reversal of impairment/ (Impairment), net			1,474,790	$ 109,860
MGAS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			282,438
Reversal of impairment/ (Impairment), net			$ 282,438